COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Other operating incomes (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Total	$ 3,779,451	$ 3,751,037	$ 5,180,332
Loans recovered and allowances reversed [member]
Other operating income
Total	572,480	678,796	665,561
Insurance commissions [member]
Other operating income
Total	51,525	92,966	831,740
Rental from safety boxes [member]
Other operating income
Total	340,303	390,561	501,124
Commissions from trust services [member]
Other operating income
Total	9,638	35,778	15,958
Returns of risk funds [member]
Other operating income
Total	1,215,745	235,093	587,419
Commissions from financial guarantees [member]
Other operating income
Total		854,752	985,595
Default interests [member]
Other operating income
Total	212,927	573,061	505,679
Sale of fixed assets [member]
Other operating income
Total	133,983
Other
Other operating income
Total	$ 1,242,850	$ 890,030	$ 1,087,256